Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 28, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets and Goodwill
At the end of 2014 and 2013, the gross and net amounts of intangible assets were:

(Dollars in Millions)	2014	2013
Intangible assets with definite lives:
Patents and trademarks — gross	$9,074	9,164
Less accumulated amortization	4,700	4,146
Patents and trademarks — net	$4,374	5,018
Customer relationships and other intangibles — gross	$17,970	19,027
Less accumulated amortization	5,227	4,872
Customer relationships and other intangibles — net	$12,743	14,155
Intangible assets with indefinite lives:
Trademarks	$7,263	7,619
Purchased in-process research and development	2,842	1,155
Total intangible assets with indefinite lives	$10,105	8,774
Total intangible assets — net	$27,222	27,947

Goodwill
Goodwill as of December 28, 2014 and December 29, 2013, as allocated by segment of business, was as follows:

(Dollars in Millions)	Consumer	Pharmaceutical	Med Devices	Total
Goodwill at December 30, 2012	$8,519	1,792	12,113	22,424
Goodwill, related to acquisitions	83	246	9	338
Goodwill, related to divestitures	(71)	—	—	(71)
Currency translation/other	—	30	77	107
Goodwill at December 29, 2013	$8,531	2,068	12,199	22,798
Goodwill, related to acquisitions	13	665	—	678
Goodwill, related to divestitures	(138)	—	(603)	(741)
Currency translation/other	(731)	(107)	(65)	(903)
Goodwill at December 28, 2014	$7,675	2,626	11,531	21,832